Quarterly Report
September 30, 2019
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.8%
Aerospace – 1.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$935,000	$933,831
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (z)		870,000	904,800
TransDigm, Inc., 6.5%, 7/15/2024		955,000	984,844
TransDigm, Inc., 6.5%, 5/15/2025		555,000	575,813
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,160,000	1,245,550
TransDigm, Inc., 6.375%, 6/15/2026		610,000	642,025
			$5,286,863
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.566%, (0% cash or 3.566% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(p)(z)		$1,225,872	$123
Automotive – 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$3,459,000	$3,534,666
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		165,000	179,025
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,345,000	1,418,975
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,565,000	1,584,562
			$6,717,228
Broadcasting – 4.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$790,000	$819,625
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		925,000	959,687
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		270,000	291,600
iHeartCommunications, Inc., 5.25%, 8/15/2027 (z)		300,000	312,000
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		965,000	1,027,725
Match Group, Inc., 6.375%, 6/01/2024		1,430,000	1,501,500
Match Group, Inc., 5%, 12/15/2027 (n)		1,095,000	1,136,062
Netflix, Inc., 5.875%, 2/15/2025		1,885,000	2,069,994
Netflix, Inc., 4.875%, 4/15/2028		450,000	457,853
Netflix, Inc., 5.875%, 11/15/2028		905,000	983,101
Netflix, Inc., 3.875%, 11/15/2029 (n)	EUR	1,200,000	1,386,417
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$1,250,000	1,309,375
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		420,000	408,177
WMG Acquisition Corp., 5%, 8/01/2023 (n)		525,000	536,813
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,605,000	1,659,169
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		300,000	315,000
			$15,174,098
Building – 5.4%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,880,000	$1,936,400
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,770,000	1,854,075
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,328,000	1,301,241
Core & Main LP, 8.625%, (8.625% cash or 8.625% PIK) 9/15/2024 (p)(z)		105,000	105,788
Core & Main LP, 6.125%, 8/15/2025 (n)		945,000	942,638
HD Supply, Inc., 5.375%, 10/15/2026 (n)		2,680,000	2,837,450
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		810,000	834,300
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		935,000	970,062
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		1,000,000	983,750
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		680,000	698,700
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		997,000	1,019,432
Patrick Industries, Inc., 7.5%, 10/15/2027 (z)		600,000	618,060
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,134,000	1,065,960
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		965,000	993,950
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,950,000	2,044,497
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,650,000	1,678,875
			$19,885,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 2.9%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$1,325,000	$1,378,000
CDK Global, Inc., 4.875%, 6/01/2027	1,505,000	1,567,006
Equinix, Inc., 5.75%, 1/01/2025	1,000,000	1,041,300
Equinix, Inc., 5.875%, 1/15/2026	690,000	734,098
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	520,000	573,950
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027	435,000	444,866
MSCI, Inc., 5.75%, 8/15/2025 (n)	995,000	1,043,506
MSCI, Inc., 4.75%, 8/01/2026 (n)	2,865,000	3,001,088
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	1,005,000	1,070,194
		$10,854,008
Cable TV – 8.9%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$560,000	$594,994
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	338,000	345,605
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	415,000	430,563
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,780,000	3,995,460
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	1,595,000	1,686,713
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (z)	1,040,000	1,055,818
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,340,000	1,410,216
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	4,160,000	4,398,742
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	875,000	985,381
DISH DBS Corp., 5.875%, 11/15/2024	760,000	753,350
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	785,000	725,882
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,900,000	1,772,510
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	2,310,000	2,395,077
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	810,000	864,675
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	920,000	937,250
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	745,000	772,006
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,400,000	1,466,500
Telesat Holdings, Inc., 6.5%, 10/15/2027 (z)	750,000	762,188
Videotron Ltd., 5.375%, 6/15/2024 (n)	455,000	497,383
Videotron Ltd., 5.125%, 4/15/2027 (n)	3,030,000	3,204,225
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	206,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	1,655,000	1,696,156
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	1,830,000	1,880,325
		$32,837,019
Chemicals – 1.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$2,605,000	$2,689,662
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,235,000	1,238,088
Element Solutions, Inc., 5.875%, 12/01/2025 (z)	515,000	538,122
SPCM S.A., 4.875%, 9/15/2025 (n)	1,520,000	1,550,400
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (z)	770,000	770,963
		$6,787,235
Computer Software – 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,285,000	$1,305,560
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	735,000	826,565
VeriSign, Inc., 5.25%, 4/01/2025	1,645,000	1,796,011
VeriSign, Inc., 4.75%, 7/15/2027	780,000	817,050
		$4,745,186
Computer Software - Systems – 2.4%
CDW LLC/CDW Finance Corp., 4.25%, 4/01/2028	$1,155,000	$1,178,216
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	2,225,000	2,375,187
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	1,205,000	1,253,200
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,160,000	2,203,200
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,645,000	1,719,066
		$8,728,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 3.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,045,000	$1,102,475
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,995,000	2,097,243
EnerSys, 5%, 4/30/2023 (n)	1,700,000	1,742,500
Gates Global LLC, 6%, 7/15/2022 (n)	872,000	868,730
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (z)	520,000	501,800
MTS Systems Corp., 5.75%, 8/15/2027 (z)	1,060,000	1,102,400
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,145,000	1,217,994
TriMas Corp., 4.875%, 10/15/2025 (n)	2,490,000	2,533,575
		$11,166,717
Construction – 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$1,405,000	$1,475,250
Toll Brothers Finance Corp., 4.875%, 11/15/2025	965,000	1,032,550
Toll Brothers Finance Corp., 4.35%, 2/15/2028	2,010,000	2,075,325
		$4,583,125
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$895,000	$868,150
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	1,410,000	1,510,307
Mattel, Inc., 6.75%, 12/31/2025 (n)	270,000	281,729
		$2,660,186
Consumer Services – 1.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$930,000	$969,172
Cimpress N.V., 7%, 6/15/2026 (n)	1,230,000	1,269,729
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	1,025,000	1,122,396
Matthews International Corp., 5.25%, 12/01/2025 (n)	463,000	438,693
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	640,000	679,200
Realogy Group LLC, 9.375%, 4/01/2027 (n)	1,120,000	1,040,502
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,535,000	1,592,562
		$7,112,254
Containers – 3.7%
ARD Finance S.A., 7.125%, 9/15/2023	$1,075,000	$1,107,250
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	619,008	631,345
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	750,000	708,975
Crown American LLC, 4.5%, 1/15/2023	1,342,000	1,409,100
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,880,000	1,945,800
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	775,000	810,844
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,175,000	1,071,717
Reynolds Group, 5.75%, 10/15/2020	741,367	742,924
Reynolds Group, 5.125%, 7/15/2023 (n)	960,000	982,800
Reynolds Group, 7%, 7/15/2024 (n)	370,000	383,413
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,575,000	1,653,750
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,385,000	1,416,162
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	835,000	902,844
		$13,766,924
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$830,000	$751,150
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,185,000	977,625
		$1,728,775
Electronics – 2.1%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$1,585,000	$1,640,475
Qorvo, Inc., 5.5%, 7/15/2026	2,090,000	2,207,562
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,655,000	1,799,813
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,223,000
		$7,870,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 2.1%
Callon Petroleum Co., 6.375%, 7/01/2026	$1,060,000	$1,034,401
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,220,000	1,227,601
Jagged Peak Energy LLC, 5.875%, 5/01/2026	845,000	847,113
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	1,380,000	1,380,000
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	330,000	334,854
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	1,245,000	1,285,462
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	1,180,000	73,750
SM Energy Co., 6.75%, 9/15/2026	875,000	765,625
WPX Energy, Inc., 5.75%, 6/01/2026	840,000	861,000
		$7,809,806
Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$1,065,000	$1,015,105
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	545,000	564,640
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,035,000	2,164,731
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,485,000	2,571,975
		$6,316,451
Financial Institutions – 2.6%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$635,000	$657,225
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	935,000	992,035
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	711,000	729,273
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	2,065,000	2,090,812
OneMain Financial Corp., 6.875%, 3/15/2025	845,000	931,084
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,590,000	2,798,236
Wand Merger Corp., 8.125%, 7/15/2023 (n)	1,265,000	1,318,763
		$9,517,428
Food & Beverages – 3.7%
Aramark Services, Inc., 4.75%, 6/01/2026	$810,000	$832,275
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	1,535,000	1,592,609
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,585,000	1,755,387
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,095,000	1,127,905
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,900,000	3,051,960
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	550,000	576,125
Performance Food Group Co., 5.5%, 10/15/2027 (z)	1,060,000	1,115,650
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	495,000	512,325
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	995,000	1,068,630
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,815,000	1,869,450
		$13,502,316
Gaming & Lodging – 4.8%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,220,000	$1,250,500
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	625,000	676,088
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,245,000	1,371,405
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	585,000	643,418
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	1,975,000	2,073,750
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,795,000	1,848,850
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	1,225,000	1,260,402
MGM Growth Properties LLC, 4.5%, 9/01/2026	2,475,000	2,623,500
Scientific Games Corp., 8.25%, 3/15/2026 (n)	760,000	806,246
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	2,775,000	2,906,812
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,090,000	1,147,552
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	320,000	328,800
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	635,000	642,938
		$17,580,261
Industrial – 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,765,000	$1,826,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$750,000	$780,150
Centene Corp., 5.375%, 6/01/2026 (n)	1,195,000	1,250,269
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	980,000	902,825
		$2,933,244
Insurance - Property & Casualty – 0.9%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$1,555,000	$1,555,000
Hub International Ltd., 7%, 5/01/2026 (n)	1,655,000	1,700,016
		$3,255,016
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$880,000	$906,400
Major Banks – 0.9%
Barclays PLC, 7.875%, 12/29/2049	$750,000	$793,125
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	705,000	754,350
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	1,745,000	1,867,785
		$3,415,260
Medical & Health Technology & Services – 6.6%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,895,000	$2,122,400
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	540,000	521,100
DaVita, Inc., 5%, 5/01/2025	1,185,000	1,180,343
Encompass Health Corp., 5.75%, 9/15/2025	695,000	725,128
Encompass Health Corp., 4.5%, 2/01/2028	420,000	424,620
HCA, Inc., 7.5%, 2/15/2022	1,430,000	1,584,869
HCA, Inc., 5.375%, 2/01/2025	3,260,000	3,561,550
HCA, Inc., 5.875%, 2/15/2026	1,870,000	2,090,286
HCA, Inc., 5.625%, 9/01/2028	340,000	378,862
HealthSouth Corp., 5.125%, 3/15/2023	1,375,000	1,399,062
HealthSouth Corp., 5.75%, 11/01/2024	288,000	291,010
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	775,000	752,719
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,905,000	1,995,487
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	565,000	480,250
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,400,000	1,466,500
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,380,000	1,476,462
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	315,000	217,665
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,045,000	1,097,438
Tenet Healthcare Corp., 4.875%, 1/01/2026 (z)	1,355,000	1,390,569
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,170,000	1,076,400
		$24,232,720
Medical Equipment – 1.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$965,000	$986,568
Teleflex, Inc., 5.25%, 6/15/2024	1,360,000	1,400,800
Teleflex, Inc., 4.875%, 6/01/2026	785,000	818,362
Teleflex, Inc., 4.625%, 11/15/2027	1,525,000	1,591,719
		$4,797,449
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$735,000	$752,677
Big River Steel LLC, 7.25%, 9/01/2025 (n)	750,000	791,250
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,065,000	1,049,025
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	780,000	741,000
Freeport-McMoRan, Inc., 5%, 9/01/2027	1,015,000	1,010,037
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	985,000	981,922
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	530,000	506,150
Harsco Corp., 5.75%, 7/31/2027 (n)	1,030,000	1,072,539
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	1,685,000	989,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 5.875%, 9/30/2026 (n)	$1,745,000	$1,829,981
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	158,000
Steel Dynamics, Inc., 4.125%, 9/15/2025	1,480,000	1,494,800
Steel Dynamics, Inc., 5%, 12/15/2026	1,095,000	1,147,012
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	890,000	792,100
TMS International Corp., 7.25%, 8/15/2025 (n)	1,345,000	1,153,337
		$14,469,768
Midstream – 3.4%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$2,790,000	$2,894,625
Cheniere Energy, Inc., 5.875%, 3/31/2025	3,150,000	3,504,784
Cheniere Energy, Inc., 4.5%, 10/01/2029 (z)	604,000	618,345
DCP Midstream Operating LP, 4.95%, 4/01/2022	636,000	656,670
DCP Midstream Operating LP, 3.875%, 3/15/2023	1,180,000	1,193,275
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	320,000	337,606
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,365,000	1,376,944
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	545,000	560,451
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,410,000	1,457,588
		$12,600,288
Network & Telecom – 0.4%
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027 (z)	$655,000	$678,744
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	850,000	868,955
		$1,547,699
Oil Services – 0.6%
Apergy Corp., 6.375%, 5/01/2026	$1,080,000	$1,071,900
Diamond Offshore Drill Co., 5.7%, 10/15/2039	1,540,000	746,900
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	335,000	313,225
		$2,132,025
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,600,000	$1,690,000
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	260,000	268,127
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	1,120,000	1,160,600
		$3,118,727
Pharmaceuticals – 1.4%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$1,065,000	$1,072,988
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	315,000	317,756
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	820,000	500,200
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	664,000	672,300
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	2,645,000	2,740,881
		$5,304,125
Pollution Control – 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024	$1,040,000	$1,071,200
Covanta Holding Corp., 6%, 1/01/2027	350,000	368,375
GFL Environmental, Inc., 8.5%, 5/01/2027 (z)	300,000	332,625
		$1,772,200
Printing & Publishing – 0.4%
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)	$315,000	$311,063
Nielsen Finance LLC, 5%, 4/15/2022 (n)	1,230,000	1,233,444
		$1,544,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,125,000	$1,178,719
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	605,000	633,737
		$1,812,456
Real Estate - Other – 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,085,000	$2,157,975
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	900,000	959,625
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	920,000	938,400
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (z)	1,460,000	1,502,033
		$5,558,033
Restaurants – 1.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$890,000	$905,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,910,000	3,080,235
Yum! Brands, Inc., 4.75%, 1/15/2030 (z)	800,000	826,128
		$4,811,938
Retailers – 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$915,000	$931,013
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	645,000	629,681
L Brands, Inc., 5.25%, 2/01/2028	1,825,000	1,697,980
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	535,000	529,650
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	580,000	590,150
		$4,378,474
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$1,235,000	$1,235,778
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,120,000	2,154,450
		$3,390,228
Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$910,000	$936,162
Penske Automotive Group Co., 5.5%, 5/15/2026	835,000	873,285
PetSmart, Inc., 5.875%, 6/01/2025 (n)	381,000	380,048
		$2,189,495
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$506,000	$530,035
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	530,000	545,026
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (z)	80,000	84,675
		$1,159,736
Telecommunications - Wireless – 5.6%
Altice France S.A., 6.25%, 5/15/2024 (n)	$292,000	$301,344
Altice France S.A., 8.125%, 2/01/2027 (n)	1,285,000	1,418,319
Altice France S.A., 5.5%, 1/15/2028 (z)	405,000	410,103
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	200,000	204,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,250,000	1,303,125
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	530,000	503,500
SBA Communications Corp., 4%, 10/01/2022	1,745,000	1,779,900
SBA Communications Corp., 4.875%, 9/01/2024	1,840,000	1,904,400
SFR Group S.A., 7.375%, 5/01/2026 (n)	1,340,000	1,436,761
Sprint Corp., 7.875%, 9/15/2023	1,865,000	2,048,628
Sprint Corp., 7.125%, 6/15/2024	3,020,000	3,254,956
Sprint Nextel Corp., 6%, 11/15/2022	1,005,000	1,067,813
T-Mobile USA, Inc., 6.5%, 1/15/2024	630,000	653,505
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,231,650
T-Mobile USA, Inc., 6.5%, 1/15/2026	965,000	1,037,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 5.375%, 4/15/2027	$1,980,000	$2,128,500
		$20,684,312
Utilities - Electric Power – 2.2%
Calpine Corp., 5.75%, 1/15/2025	$420,000	$427,350
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	2,750,000	2,894,375
Drax Finco PLC, 6.625%, 11/01/2025 (n)	1,020,000	1,060,800
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,975,000	2,036,719
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	654,400
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	768,000	791,040
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	415,000	426,412
		$8,291,096
Total Bonds		$350,762,871
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.168%, 11/01/2023	$319,000	$319,080
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.793%, 4/01/2024	$376,162	$370,519
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 3.687%, 10/31/2023	$487,005	$488,426
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 4.043%, 6/27/2023	$315,737	$316,592
Total Floating Rate Loans		$1,494,617
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$260,268
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$563,956
Total Common Stocks		$824,224
Convertible Bonds – 0.2%
Cable TV – 0.2%
DISH Network Corp., 3.375%, 8/15/2026	$570,000	$522,237
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	670	$167
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	670	84
Total Warrants				$251

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	8,989,042	$8,989,042

Other Assets, Less Liabilities – 2.0%		7,464,829
Net Assets – 100.0%		$370,058,071

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,989,042 and $353,604,200, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,017,281, representing 57.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	8/01/19	$80,000	$84,675
Altice France S.A., 5.5%, 1/15/2028	9/13/19	405,000	410,103
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027	8/22/19-9/24/19	691,079	678,744
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030	9/17/19	1,040,000	1,055,818
Cheniere Energy, Inc., 4.5%, 10/01/2029	9/09/19-9/13/19	604,000	618,345
Core & Main LP, 8.625%, (8.625% cash or 8.625% PIK) 9/15/2024	9/12/19	103,436	105,788
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.566%, (0% cash or 3.566% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050	4/12/06	1,108,627	123
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	790,000	819,625
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19-8/21/19	932,819	959,687
Element Solutions, Inc., 5.875%, 12/01/2025	8/18/19-9/04/19	538,884	538,122
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026	8/02/19-6/16/19	878,213	904,800
GFL Environmental, Inc., 8.5%, 5/01/2027	9/03/19	328,839	332,625
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/26/19	2,065,000	2,090,812
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027	9/25/19	500,119	501,800
iHeartCommunications, Inc., 5.25%, 8/15/2027	8/01/19-8/21/19	304,224	312,000
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	1,066,481	1,102,400
Patrick Industries, Inc., 7.5%, 10/15/2027	9/12/19	600,000	618,060
Performance Food Group Co., 5.5%, 10/15/2027	9/16/19-9/17/19	1,079,525	1,115,650
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027	9/13/19	1,463,687	1,502,033
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026	9/03/19-9/05/19	759,252	770,963
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	336,847	337,606
Telesat Holdings, Inc., 6.5%, 10/15/2027	9/27/19	757,031	762,188
Tenet Healthcare Corp., 4.875%, 1/01/2026	8/12/19-8/21/19	1,356,725	1,390,569
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-8/21/19	866,311	902,844
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	324,817	328,800
Yum! Brands, Inc., 4.75%, 1/15/2030	9/04/19	800,000	826,128
Total Restricted Securities			$19,070,308
% of Net assets			5.2%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,601,629	EUR	3,191,055	UBS AG	10/11/2019	$121,165
Liability Derivatives
EUR	157,033	USD	174,085	Merrill Lynch International	10/11/2019	$(2,809)
EUR	865,932	USD	957,725	NatWest Markets PLC	10/11/2019	(13,258)
EUR	1,102,084	USD	1,216,977	UBS AG	10/11/2019	(14,942)
						$(31,009)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	6	$887,110	December – 2019	$6,265
U.S. Treasury Note 5 yr	Short	USD	82	9,770,172	December – 2019	71,460
						$77,725
At September 30, 2019, the fund had cash collateral of $73,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$251	$563,956	$564,207
Mexico	—	260,268	—	260,268
U.S. Corporate Bonds	—	295,645,794	—	295,645,794
Asset-Backed Securities (including CDOs)	—	123	—	123
Foreign Bonds	—	55,639,191	—	55,639,191
Floating Rate Loans	—	1,494,617	—	1,494,617
Mutual Funds	8,989,042	—	—	8,989,042
Total	$8,989,042	$353,040,244	$563,956	$362,593,242
Other Financial Instruments
Futures Contracts - Assets	$77,725	$—	$—	$77,725
Forward Foreign Currency Exchange Contracts - Assets	—	121,165	—	121,165
Forward Foreign Currency Exchange Contracts - Liabilities	—	(31,009)	—	(31,009)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/18	$991,703
Change in unrealized appreciation or depreciation	(427,747)
Balance as of 9/30/19	$563,956
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2019 is $(427,747). At September 30, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,625,650	$73,707,341	$74,345,132	$507	$676	$8,989,042
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$163,097	$—